LOSS PER SHARE - Narrative (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2025 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		45,006,752	83,195,741	92,581,743
Issue of shares – exercise of options (in shares)		1,525,000	11,262,000	2,237,000
Major ordinary share transactions
Earnings per share [line items]
Issue of shares – share placements (in shares)	13,566,770
Issue of shares – exercise of options (in shares)	1,716,396
Major Performance Rights Transactions
Earnings per share [line items]
Issue of shares – conversion of performance rights (in shares)	165,000
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		12,904,118
Performance Rights
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		7,504,409
Restricted Stock Units
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		4,798,225
Performance Shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)		19,800,000